Significant Accounting Policies, COVID-19 (FY) (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
COVID-19 [Abstract]
Accrued payroll taxes, current	$ 2,300	$ 2,309